Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005527
Account Value [Line Items]
Account Value	$ 1,568,541	$ 1,551,511	$ 1,527,034	$ 1,500,234	$ 1,439,588	$ 1,422,163	$ 1,374,075	$ 1,343,492	$ 1,294,701	$ 1,284,785	$ 1,255,286	$ 1,249,577	$ 1,294,008	$ 1,357,444	$ 1,377,663	$ 1,392,318	$ 1,364,124	$ 1,339,875	$ 1,312,654	$ 1,274,075	$ 1,206,052	$ 1,248,599	$ 1,251,626	$ 1,235,967	$ 1,193,522	$ 1,170,846	$ 1,127,720	$ 1,148,542	$ 1,129,221	$ 1,136,706	$ 1,136,835	$ 1,124,683	$ 1,109,939	$ 1,089,346	$ 1,039,829	$ 1,029,913	$ 979,731	$ 902,874	$ 935,847	$ 954,959	$ 1,000,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	1,159,566	1,162,919	1,150,711	1,152,201	1,099,543	1,099,082	1,076,688	1,073,845	1,085,373	1,063,691	1,064,134	1,086,814	1,109,140	1,178,238	1,220,891	1,228,259	1,208,504	1,210,239	1,235,137	1,229,296	1,213,416	1,193,723	1,151,280	1,154,556	1,108,998	1,068,852	1,039,144	1,047,954	1,042,288	1,036,013	1,053,280	1,059,067	1,046,207	1,030,806	1,020,480	1,053,876	1,029,949	1,016,421	998,790	994,541	1,000,000
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Account Value [Line Items]
Account Value	$ 1,632,422	$ 1,622,363	$ 1,596,630	$ 1,561,780	$ 1,493,305	$ 1,473,661	$ 1,416,613	$ 1,387,903	$ 1,342,543	$ 1,327,461	$ 1,303,339	$ 1,294,830	$ 1,341,903	$ 1,404,043	$ 1,431,525	$ 1,448,451	$ 1,416,640	$ 1,395,170	$ 1,359,858	$ 1,315,148	$ 1,232,883	$ 1,276,354	$ 1,268,897	$ 1,256,708	$ 1,216,947	$ 1,203,004	$ 1,156,939	$ 1,179,382	$ 1,153,479	$ 1,153,301	$ 1,152,768	$ 1,140,586	$ 1,126,996	$ 1,107,039	$ 1,056,070	$ 1,050,028	$ 992,302	$ 908,672	$ 941,981	$ 962,271	$ 1,000,000